UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment: [ ] is a restatement.
                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        PENN DAVIS MCFARLAND, INC.
Address:     2626 COLE AVE.
             SUITE 504
             DALLAS, TEXAS 75204

Form 13F File Number: 28-05623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        JOHN S. MCFARLAND
Title:       PRESIDENT
Phone:       214-871-2772

Signature, Place, and Date of Signing:

JOHN S. MCFARLAND                       DALLAS, TEXAS                  7/01/02
------------------------------          --------------------          --------
Signature                               City, State                   Date

Report Type:

[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:               36

Form 13F Information Table Value Total:         $172,602

List of Other Included Managers:
NONE
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
                                                    FORM 13F INFORMATION TABLE

            COLUMN 1             COLUMN 2 COLUMN 3  COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7            COLUMN 8
-------------------------------- -------- --------- -------- ---------------------- -------- ------------ --------------------------
                                  TITLE    CUSIP     VALUE     SHARES /    SH/ PUT/ INVSTMT     OTHER          VOTING AUTHORITY
         NAME OF ISSUER          OF CLASS  NUMBER   (x$1000) PRINCIPAL AMT PRN CALL DSCRETN    MANAGERS     SOLE    SHARED    NONE
-------------------------------- -------- --------- -------- ------------- --- ---- -------- ------------ -------- -------- --------
AMERICAN INTERNATIONAL GROUP     COMMON   026874107     6274         91947 SH       SOLE                     91947
AMGEN INC.                       COMMON   031162100     5909        141088 SH       SOLE                    141088
APOLLO GROUP INC. "A"            COMMON   037604105     9972        252964 SH       SOLE                    252964
BP PLC SPONSORED ADR             COMMON   055622104     3911         77452 SH       SOLE                     77452
BANK ONE CORP                    COMMON   06423A103      293          7614 SH       SOLE                      7614
BRISTOL MYERS                    COMMON   110122108     4706        183117 SH       SOLE                    183117
CHEVRONTEXACO CORP.              COMMON   166764100      402          4537 SH       SOLE                      4537
DORCHESTER HUGOTON               COMMON   258205202      672         49800 SH       SOLE                     49800
ECHOSTAR COMMUNICATIONS CORP     COMMON   278762109     2836        152800 SH       SOLE                    152800
EL PASO CORP 9% EQUITY SEC UNITS COMMON   28336L208     4119         80300 SH       SOLE                     80300
EL PASO ENERGY PARTNERS          COMMON   28368B102    13188        413797 SH       SOLE                    413797
ELECTRONIC ARTS INC.             COMMON   285512109      829         12550 SH       SOLE                     12550
ELECTRONIC DATA SYSTEMS          COMMON   285661104     8443        227259 SH       SOLE                    227259
EXXON MOBIL CORP                 COMMON   30231G102      535         13085 SH       SOLE                     13085
FAMILY DOLLAR STORES             COMMON   307000109    15177        430550 SH       SOLE                    430550
GENERAL ELECTRIC CO.             COMMON   369604103      523         18018 SH       SOLE                     18018
H POWER CORP.                    COMMON   40427A108       19         20000 SH       SOLE                     20000
ITT EDUCATIONAL SERVICES         COMMON   45068B109     9921        455082 SH       SOLE                    455082
IBM CORPORATION                  COMMON   45920010      5723         79487 SH       SOLE                     79487
JOHNSON & JOHNSON                COMMON   47816010      1444         27626 SH       SOLE                     27626
KIMBERLY CLARK                   COMMON   494368103      310          5000 SH       SOLE                      5000
MERCK & COMPANY                  COMMON   589331107     2470         48770 SH       SOLE                     48770
MICROSOFT CORP                   COMMON   594918104      456          8341 SH       SOLE                      8341
NOBLE ENERGY                     COMMON   655044105    11835        328300 SH       SOLE                    328300
PEROT SYSTEMS                    COMMON   714265105      109         10000 SH       SOLE                     10000
PHILIP MORRIS CO.                COMMON   718154107     4476        102482 SH       SOLE                    102482
QUALCOMM, INC.                   COMMON   747525103    19034        692385 SH       SOLE                    692385
REPUBLIC SERVICES, INC.          COMMON   760759100     5945        311770 SH       SOLE                    311770
ROCKWELL INT'L CORP              COMMON   773903109      200         10000 SH       SOLE                     10000
ROCKWALL COLLINS                 COMMON   774341101      274         10000 SH       SOLE                     10000
ROYAL DUTCH PETROLEUM            COMMON   780257804     1658         30006 SH       SOLE                     30006
SBC COMMUNICATIONS               COMMON   78387G103      268          8790 SH       SOLE                      8790
SUNRISE ASSISTED LIVING          COMMON   86768K106    14304        533720 SH       SOLE                    533720
TYCO INTERNATIONAL               COMMON   902124106     4006        296532 SH       SOLE                    296532
VODAFONE GROUP PLC               COMMON   92857W100     7134        522644 SH       SOLE                    522644
WAL-MART STORES                  COMMON   93114210      5227         95019 SH       SOLE                     95019